Investments - Nonimpaired and impaired mortgage loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Total				$ 4,670	$ 4,534
Rollforward of the valuation allowance on impaired mortgage loans
Fixed income securities				57,170	58,992
Mortgage loans, non-impaired
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans				4,534	4,438
Variable rate mortgage loans				132	92
Total				4,666	4,530
Net carrying value of impaired mortgage loans
Impaired mortgage loans with a valuation allowance				4	4
Impaired mortgage loans without a valuation allowance				0	0
Total impaired mortgage loans				4	4
Valuation allowance on impaired mortgage loans	$ 3	$ 3	$ 3	3	3
Rollforward of the valuation allowance on impaired mortgage loans
Beginning balance	3	3	3
Net increase in valuation allowance	0	1	0
Charge offs	0	(1)	0
Ending balance	3	3	3
Mortgage loans, non-impaired | Below 1.0
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans				6	3
Variable rate mortgage loans				31	0
Total				37	3
Mortgage loans, non-impaired | 1.0 - 1.25
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans				273	345
Variable rate mortgage loans				0	0
Total				273	345
Mortgage loans, non-impaired | 1.26 - 1.50
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans				1,192	1,141
Variable rate mortgage loans				0	30
Total				1,192	1,171
Mortgage loans, non-impaired | Above 1.50
Carrying value of non-impaired mortgage loans, summarized by debt service coverage ratio distribution
Fixed rate mortgage loans				3,063	2,949
Variable rate mortgage loans				101	62
Total				3,164	3,011
Mortgage loans
Average carrying value and interest income recognized on impaired mortgage loans
Average impaired mortgage loans	$ 4	$ 7	$ 6
Municipal
Rollforward of the valuation allowance on impaired mortgage loans
Fixed income securities				$ 9,169	$ 8,328